Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000018122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Institutional Class
Trading Symbol	LSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$32	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 4,314,063,952
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 10,482,882
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018123
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Retail Class
Trading Symbol	LSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$44	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 4,314,063,952
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 10,482,882
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018124
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Admin Class
Trading Symbol	LBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$55	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 4,314,063,952
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 10,482,882
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125493
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Income Fund
Class Name	Class N
Trading Symbol	LSBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$29	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 4,314,063,952
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 10,482,882
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$4,314,063,952
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)753
  Portfolio Turnover Rate38%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$10,482,882

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Short-Term Investments	3.7%
Finance Companies	3.3%
Life Insurance	3.4%
Sovereigns	3.6%
Equity-Linked Notes	4.0%
Banking	4.6%
Cable Satellite	4.9%
ABS Other	5.6%
Technology	7.9%
Treasuries	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
US Treasury	11.2
Not ratedFootnote Reference^	18.4
CC	0.3
CCC	1.2
B	6.5
BB	13.5
BBB	37.2
A	8.0
AA	1.4
AAA	1.1
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.59% on the first $3 billion of assets, and 0.48% thereafter.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018133
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$26	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 178,074,733
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 293,519
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$178,074,733
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)649
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$293,519

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Cable Satellite	3.0%
Midstream	3.0%
ABS Car Loan	4.8%
Banking	6.2%
Collateralized Loan Obligations	6.3%
Technology	8.0%
ABS Other	8.0%
Treasuries	16.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.6
US Treasury	14.0
Not ratedFootnote Reference^	20.1
CC	0.1
CCC	0.2
B	2.7
BB	5.6
BBB	41.5
A	9.3
AA	2.4
AAA	3.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.